Loans	12 Months Ended
Dec. 31, 2024
Loans [Abstract]
LOANS

NOTE 9 — LOANS

Bank loans consisted of the following:

	December 31, 2024	December 31, 2023
Bank of Jiangsu
Interest rate of 3.7%, from March 17, 2023 to March 16, 2024	$—	$140,847
Interest rate of 3.6%, from March 19, 2024 to March 18, 2026	260,299	—
Bank of Ningbo
Interest rate of 3.45%, from July 28, 2023 to July 27, 2024		281,694
Interest rate of 3.7%, from April 29, 2024 to April 28, 2025	136,999	—
Interest rate of 2.0%, from December 26, 2024 to December 25, 2025	273,999	—
Bank of Communications
Interest rate of 2.98%, from June 27, 2024 to June 27, 2025	821,997	—
Interest rate of 2.98%, from June 28, 2024 to June 28, 2025	410,998	—
Interest rate of 2.98%, from October 11, 2024 to October 11, 2025	136,999	—
Bank of China
Interest rate of 3.30%, from August 3, 2023 to June 2, 2024	—	352,118
Interest rate of 3.30%, from August 11, 2023 to June 10, 2024	—	422,541
Interest rate of 3.05%, from November 27, 2023 to June 20, 2024	—	492,965
Interest rate of 2.54167‰, from May 30, 2024 to May 20, 2025	753,497
The Kumamoto Bank
Interest rate of 1.20%, from December 30, 2024 to March 31, 2025	1,971,192	—
The Higo Bank Ltd.
Interest rate of 1.86%, from November 29, 2024 to January 29, 2025	767,997	—
Total	$5,533,977	$1,690,165

On March 17, 2023, the Company entered into a loan agreement with the Bank of Jiangsu to obtain a loan of $140,847 (RMB 1,000,000) with a maturity date on March 16, 2024 at a fixed annual interest rate of 3.70%. Ms. Yinglai Wang, the shareholder of the Company, is a co-borrower of the loan. The loan was fully repaid upon maturity.

On March 19, 2024, the Company entered into a loan agreement with the Bank of Jiangsu to obtain a loan of $273,999 (RMB 2,000,000) with a maturity date on March 18, 2026 at a fixed annual interest rate of 3.6%. After the repayment of $13,700 during fiscal year 2024, the loan balance was $260,299 as of December 31, 2024. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On March 26, 2024, the Company entered into a loan agreement with the Bank of Jiangsu to obtain a loan of $412,814 (RMB 3,000,000) with a maturity date on March 25, 2026 at a fixed annual interest rate of 3.6%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid on July 22, 2024.

On July 28, 2023, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $281,694 (RMB 2,000,000) with a maturity date on July 27, 2024 at a fixed annual interest rate of 3.45%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On April 29, 2024, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $136,999 (RMB 1,000,000) with a maturity date on April 28, 2025 at a fixed annual interest rate of 3.7%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On December 26, 2024, the Company entered into a loan agreement with the Bank of Ningbo to obtain a loan of $273,999 (RMB 2,000,000) with a maturity date on December 25, 2025 at a fixed annual interest rate of 2.00%. Ms. Yinglai Wang, the shareholder of the Company, is a co-borrower of the loan.

On June 27, 2024, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $958,996 (RMB 7,000,000) with a maturity date on June 27, 2025 at a fixed annual interest rate of 2.98%. After the repayment of $136,999 during fiscal year 2024, the loan balance was $821,997 as of December 31, 2024. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On June 28, 2024, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $410,998 (RMB 3,000,000) with a maturity date on June 28, 2025 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On October 11, 2024, the Company entered into a loan agreement with the Bank of Communications to obtain a loan of $136,999 (RMB 1,000,000) with a maturity date on October 11, 2025 at a fixed annual interest rate of 2.98%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On August 03, 2023, the Company entered into a loan agreement with the Bank of China to obtain a loan of $563,388 (RMB 4,000,000) with a maturity date on June 2, 2024 at a fixed annual interest rate of 3.3%. After the repayment of $211,270 during fiscal year 2023, the loan balance was $352,118 as of December 31, 2023. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On August 11, 2023, the Company entered into a loan agreement with the Bank of China to obtain a loan of $422,541 (RMB 3,000,000) with a maturity date on June 10, 2024 at a fixed annual interest rate of 3.3%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan. The loan was fully repaid upon maturity.

On November 27, 2023, the Company entered into a loan agreement with the Bank of China to obtain a loan of $492,965 (RMB 3,500,000) with a maturity date on June 20, 2024 at a fixed annual interest rate of 3.05%. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.The loan was fully repaid upon maturity.

On May 30, 2024, the Company entered into a loan agreement with the Bank of China to obtain a loan of $753,497 (RMB 5,500,000) with a maturity date on May 20, 2025 at an effective monthly rate of 2.54167‰. Mr. Yujun Xiao, the CEO of the Company, and Ms. Yinglai Wang, the shareholder of the Company, guaranteed the repayment of the loan.

On April 16, 2024, the Company entered into two loan agreements with the Bank of Kumamoto to obtain two loans of $1,235,795 (JPY 174,000,000) each with a maturity date on August 30, 2024 at a fixed annual interest rate of 1.875%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loans. The loan was fully repaid upon maturity. The loan was fully repaid upon maturity.

On April 26, 2024, the Company entered into two loan agreements with the Bank of Kumamoto to obtain two loans of $353,412 (JPY 5,700,000) each with a maturity date on August 30, 2024 at a fixed annual interest rate of 1.875%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loans. The loan was fully repaid upon maturity. The loan was fully repaid upon maturity.

On June 6, 2024, the Company entered into two loan agreements with the Bank of Kumamoto to obtain two loans of $477,416 (JPY 7,700,000) each with a maturity date on August 30, 2024 at a fixed annual interest rate of 1.875%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loans. The loan was fully repaid upon maturity. The loan was fully repaid upon maturity.

On December 30, 2024, the Company entered into a loan agreement with the Bank of Kumamoto to obtain a loan of $1,971,192 (JPY 308,000,000) with a maturity date on March 31, 2025 at a fixed annual interest rate of 1.20%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loan.

On November 29, 2024, the Company entered into a loan agreement with the Bank of Higo to obtain a loan of $767,997 (JPY 120,000,000) with a maturity date on January 29, 2025 at a fixed annual interest rate of 1.86%. Mr. Yujun Xiao, the CEO of the Company, guaranteed the repayment of the loan.

For the years ended December 31, 2024, 2023 and 2022, the Company recorded bank loan interest expenses of $113,657, $72,197 and $51,985, respectively.